Operating Segments (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of segmental information
Grant Revenue	$ 900,354	$ 647,418	$ 3,144,620	$ 2,662,822
Total revenues			3,144,620	7,662,822
Loss from Operations	(1,087,897)	(1,440,990)	(4,690,668)	(2,960,195)
Amortization and Depreciation Expense	56,498	57,344	230,630	226,027
Interest Income	483	2,235	6,202	7,444
Stock-Based Compensation	79,492	117,614	462,170	715,805
Identifiable Assets	4,251,875		4,705,104	8,223,658
Vaccines/BioDefense [Member]
Summary of segmental information
Grant Revenue	829,849	597,605
Total revenues			2,919,677	2,010,234
Loss from Operations	(30,995)	(128,366)	(33,636)	(154,395)
Amortization and Depreciation Expense	27,667	27,997	38,589	42,640
Stock-Based Compensation	11,121	2,130	44,484	78,622
Identifiable Assets	936,695		628,494	689,266
BioTherapeutics [Member]
Summary of segmental information
Grant Revenue	70,505	49,813
Total revenues			224,943	5,652,588
Loss from Operations	(457,625)	(726,042)	(2,203,721)	(1,278,156)
Amortization and Depreciation Expense	28,395	28,840	190,003	181,213
Stock-Based Compensation	21,036	56,240	84,020	426,666
Identifiable Assets	519,391		566,111	753,767
Corporate [Member]
Summary of segmental information
Loss from Operations	(599,277)	(586,852)	(2,453,311)	(1,527,644)
Amortization and Depreciation Expense	436	507	2,038	2,174
Interest Income	483	2,235	6,202	7,444
Stock-Based Compensation	47,335	59,064	333,666	210,517
Identifiable Assets	$ 2,795,789		$ 3,510,499	$ 6,780,625